Financial investments - Summary investments measured under available-for-sale (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)	USD ($)
Financial investments
Additions	¥ 405,401,446	$ 57,099,599
Total unrealized gains(losses) accumulated in other comprehensive income	474,792		$ 66,874
Total realized gains	842,431		118,654
Fair value	406,718,669	57,285,127
Amortized cost	406,243,877		57,218,253
US Treasury securities with original maturities over three months
Financial investments
Additions	55,401,446	7,803,130
Total unrealized gains(losses) accumulated in other comprehensive income	(62,795)		(8,844)
Total realized gains	842,431		118,654
Fair value	56,181,082	7,912,940
Allowance for Credit Loss	55,401,446		7,803,130
Amortized cost	56,243,877		7,921,784
Wealth management products with no fixed term
Financial investments
Additions	350,000,000	49,296,469
Total unrealized gains(losses) accumulated in other comprehensive income	537,587		75,718
Fair value	350,537,587	$ 49,372,187
Allowance for Credit Loss	350,000,000		49,296,469
Amortized cost	¥ 350,000,000		$ 49,296,469